Property, plant and equipment, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	$ 127,051	¥ 872,587	¥ 861,087
Less: Accumulated depreciation	(47,923)	(329,136)	(308,127)
Total property, plant and equipment, net	79,128	543,451	552,960
Buildings
Property, plant and equipment, net
Property, plant and equipment	87,123	598,360	598,832
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	2,164	14,864	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	26,831	184,274	167,310
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	2,752	18,903	18,210
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	7,641	52,479	50,940
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	$ 540	¥ 3,707	¥ 10,931